RELATED PARTIES - Compensation to board of directors (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties
Retainer	€ 3,832,523	$ 4,530,809	€ 3,395,361	$ 3,871,123
Committees	876,937	1,036,713	746,136	850,687
Other compensation	3,070,359	3,629,777	500,000	570,060
Annual compensation for supervisory board	7,779,819	9,197,299	4,641,497	5,291,870
Hans Holger Albrecht
Disclosure of transactions between related parties
Retainer	487,500	576,323	204,167	232,775
Committees	136,458	161,321	72,917	83,134
Other compensation	1,098,610	1,298,776
Annual compensation for supervisory board	1,722,568	2,036,420	277,084	315,909
Guillaume Bacuvier
Disclosure of transactions between related parties
Retainer			105,114	119,843
Committees			23,125	26,365
Annual compensation for supervisory board	0	0	128,239	146,208
Osama Bedier
Disclosure of transactions between related parties
Retainer	155,556	183,898	308,333	351,537
Committees	44,444	52,542	68,750	78,383
Annual compensation for supervisory board	200,000	236,440	377,083	429,920
Ursula Burns
Disclosure of transactions between related parties
Retainer			323,864	369,244
Annual compensation for supervisory board	0	0	323,864	369,244
Mariano De Beer
Disclosure of transactions between related parties
Retainer			204,167	232,775
Committees			87,500	99,761
Annual compensation for supervisory board	0	0	291,667	332,536
Peter Derby
Disclosure of transactions between related parties
Retainer	155,556	183,898	204,167	232,775
Committees	66,667	78,813	87,500	99,761
Annual compensation for supervisory board	222,223	262,711	291,667	332,536
Mikhail Fridman
Disclosure of transactions between related parties
Retainer	75,000	88,665	60,417	68,883
Annual compensation for supervisory board	75,000	88,665	60,417	68,883
Gennady Gazin
Disclosure of transactions between related parties
Retainer	842,708	996,250	629,167	717,326
Committees	57,292	67,730	33,333	38,004
Other compensation	1,971,749	2,331,001
Annual compensation for supervisory board	2,871,749	3,394,981	662,500	755,330
Amos Genish
Disclosure of transactions between related parties
Retainer	155,556	183,898	204,167	232,775
Committees	66,667	78,813	87,500	99,761
Annual compensation for supervisory board	222,223	262,711	291,667	332,536
Yaroslav Glazunov
Disclosure of transactions between related parties
Retainer	75,000	88,665	13,350	15,221
Annual compensation for supervisory board	75,000	88,665	13,350	15,221
Andrei Gusev
Disclosure of transactions between related parties
Retainer	75,000	88,665	60,417	68,883
Other compensation			500,000	570,060
Annual compensation for supervisory board	75,000	88,665	560,417	638,943
Gunnar Holt
Disclosure of transactions between related parties
Retainer	350,000	413,770	308,333	351,537
Committees	150,000	177,330	118,750	135,389
Annual compensation for supervisory board	500,000	591,100	427,083	486,926
Sir Julian Horn-Smith
Disclosure of transactions between related parties
Retainer			105,114	119,843
Committees			10,511	11,984
Annual compensation for supervisory board	0	0	115,625	131,827
Robert Jan van de Kraats
Disclosure of transactions between related parties
Retainer	350,000	413,770	308,333	351,537
Committees	125,000	147,775	85,417	97,386
Annual compensation for supervisory board	475,000	561,545	393,750	448,923
Guy Laurence
Disclosure of transactions between related parties
Retainer			104,167	118,763
Committees			12,500	14,252
Annual compensation for supervisory board	0	0	116,667	133,015
Alexander Pertsovsky
Disclosure of transactions between related parties
Retainer			47,917	54,631
Annual compensation for supervisory board	0	0	47,917	54,631
Steve Pusey
Disclosure of transactions between related parties
Retainer	189,583	224,125	204,167	232,775
Committees	53,125	62,804	58,333	66,507
Annual compensation for supervisory board	242,708	286,929	€ 262,500	$ 299,282
Leonid Boguslavsky
Disclosure of transactions between related parties
Retainer	335,417	396,530
Committees	23,958	28,323
Annual compensation for supervisory board	359,375	424,853
Sergi Herrero
Disclosure of transactions between related parties
Retainer	195,417	231,022
Committees	13,958	16,502
Annual compensation for supervisory board	209,375	247,524
Irene Shvakman
Disclosure of transactions between related parties
Retainer	195,115	230,665
Committees	27,874	32,952
Annual compensation for supervisory board	222,989	263,617
Vasily Sidorov
Disclosure of transactions between related parties
Retainer	195,115	230,665
Committees	111,494	131,808
Annual compensation for supervisory board	€ 306,609	$ 362,473